Fair Value Measurements - Schedule of Range of Inputs To Determine The fair Value of Contingent Consideration (Details)	Dec. 31, 2021
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	0.56
Expected revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	20.0
Revenue discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	5.50
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent Consideration	3.25